Assets held for sale and liabilities of disposal groups held for sale - Held for sale (Details) - GBP (£) £ in Millions	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Disposal Groups [Abstract]
Disposal groups	£ 1,389		£ 23,179
Unallocated impairment losses	(233)		(1,978)
Non-current assets held for sale	14		13
Total assets	1,170	[1]	21,214	[1]	£ 9
Liabilities of disposal groups	£ 1,178	[2]	£ 24,711	[2]	£ 0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated accordingly.
[2]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 11 'Assets held for sale and liabilities of disposal groups held for sale' on page 56.